Revenue - Collaboration Revenue (Details) - USD ($) $ in Thousands	3 Months Ended			6 Months Ended
	Jun. 30, 2022	Jun. 30, 2021	Mar. 31, 2021	Jun. 30, 2022	Jun. 30, 2021
Disclosure of disaggregation of revenue from contracts with customers [line items]
Total revenue	$ 95,996
Collaboration revenue				$ 2,610	$ 470,398
Zai Lab | Collaboration and license agreement
Disclosure of disaggregation of revenue from contracts with customers [line items]
Upfront revenue recognition					444,303
Milestone revenue recognition					24,181
Research and development service fees (FTE)					1,914
Other revenues				2,610
Total revenue				$ 2,610	$ 470,398
Collaboration revenue			$ 151,900
Janssen | Collaboration and license agreement
Disclosure of disaggregation of revenue from contracts with customers [line items]
Collaboration revenue		$ 315,100